Eaton Vance
Tax-Managed Small-Cap Fund
January 31, 2023 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2023, the value of the Fund’s investment in the Portfolio was $124,544,036 and the Fund owned 65.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Aerospace & Defense — 2.1%
Hexcel Corp.	55,663	$ 3,928,695
		$ 3,928,695
Auto Components — 4.6%
Dana, Inc.	102,651	$ 1,862,089
Dorman Products, Inc.(1)	49,379	4,792,726
Visteon Corp.(1)	13,246	2,070,879
		$ 8,725,694
Automobiles — 0.8%
Harley-Davidson, Inc.	34,965	$ 1,609,439
		$ 1,609,439
Banks — 8.6%
Commerce Bancshares, Inc.	41,687	$ 2,774,687
Community Bank System, Inc.	53,544	3,090,024
CVB Financial Corp.	59,081	1,430,942
Glacier Bancorp, Inc.	35,100	1,600,209
Independent Bank Corp.	25,482	2,030,660
SouthState Corp.	35,591	2,833,044
Stock Yards Bancorp, Inc.	25,477	1,527,601
Wintrust Financial Corp.	12,388	1,133,130
		$ 16,420,297
Building Products — 7.0%
AAON, Inc.	54,867	$ 4,187,449
AZEK Co., Inc. (The)(1)	185,782	4,482,920
CSW Industrials, Inc.	23,920	3,234,223
Hayward Holdings, Inc.(1)	110,129	1,485,640
		$ 13,390,232
Capital Markets — 2.6%
Cohen & Steers, Inc.	37,392	$ 2,747,190
Stifel Financial Corp.	32,919	2,219,070
		$ 4,966,260
Chemicals — 4.6%
Balchem Corp.	816	$ 106,594
Quaker Houghton	17,593	3,463,534
Valvoline, Inc.	143,301	5,253,415
		$ 8,823,543
Security	Shares	Value
Commercial Services & Supplies — 1.5%
Rentokil Initial PLC ADR	95,186	$ 2,895,558
		$ 2,895,558
Containers & Packaging — 1.6%
AptarGroup, Inc.	25,589	$ 2,959,112
		$ 2,959,112
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	34,604	$ 2,656,895
		$ 2,656,895
Electronic Equipment, Instruments & Components — 0.7%
National Instruments Corp.	24,274	$ 1,310,796
		$ 1,310,796
Equity Real Estate Investment Trusts (REITs) — 8.1%
CubeSmart	75,272	$ 3,446,705
EastGroup Properties, Inc.	18,289	3,077,124
Essential Properties Realty Trust, Inc.	185,371	4,723,253
Rexford Industrial Realty, Inc.	28,203	1,790,045
Terreno Realty Corp.	36,744	2,367,416
		$ 15,404,543
Food & Staples Retailing — 2.6%
Chefs' Warehouse, Inc. (The)(1)	27,669	$ 1,057,786
Performance Food Group Co.(1)	62,845	3,853,655
		$ 4,911,441
Food Products — 0.9%
J&J Snack Foods Corp.	11,588	$ 1,660,560
		$ 1,660,560
Gas Utilities — 2.5%
ONE Gas, Inc.	58,586	$ 4,825,143
		$ 4,825,143
Health Care Equipment & Supplies — 7.1%
Envista Holdings Corp.(1)	100,471	$ 3,917,364
ICU Medical, Inc.(1)	8,311	1,605,935
Inari Medical, Inc.(1)	19,374	1,105,287
Integra LifeSciences Holdings Corp.(1)	58,160	3,332,568
Neogen Corp.(1)	163,849	3,508,007
		$ 13,469,161

Tax-Managed Small-Cap Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 9.6%
Addus HomeCare Corp.(1)	42,191	$ 4,536,376
Agiliti, Inc.(1)	175,553	3,238,953
Chemed Corp.	9,706	4,902,889
R1 RCM, Inc.(1)	171,825	2,458,816
U.S. Physical Therapy, Inc.	30,746	3,048,466
		$ 18,185,500
Hotels, Restaurants & Leisure — 4.0%
Papa John's International, Inc.	17,434	$ 1,563,655
Planet Fitness, Inc., Class A(1)	11,606	982,448
Texas Roadhouse, Inc.	9,162	920,140
Wyndham Hotels & Resorts, Inc.	54,464	4,221,505
		$ 7,687,748
Insurance — 8.0%
RLI Corp.	27,719	$ 3,671,382
Ryan Specialty Holdings, Inc., Class A(1)	84,854	3,616,477
Selective Insurance Group, Inc.	35,743	3,395,585
White Mountains Insurance Group, Ltd.	2,897	4,426,500
		$ 15,109,944
Interactive Media & Services — 0.8%
CarGurus, Inc.(1)	83,620	$ 1,475,893
		$ 1,475,893
IT Services — 1.0%
Euronet Worldwide, Inc.(1)	16,351	$ 1,842,431
		$ 1,842,431
Leisure Products — 0.9%
Brunswick Corp.	19,339	$ 1,630,858
		$ 1,630,858
Machinery — 3.1%
Middleby Corp.(1)	20,859	$ 3,242,531
Woodward, Inc.	25,730	2,631,150
		$ 5,873,681
Professional Services — 2.6%
CBIZ, Inc.(1)	102,724	$ 4,888,635
		$ 4,888,635
Security	Shares	Value
Road & Rail — 1.9%
Landstar System, Inc.	20,406	$ 3,526,769
		$ 3,526,769
Software — 6.7%
Altair Engineering, Inc., Class A(1)	68,609	$ 3,643,138
Clearwater Analytics Holdings, Inc., Class A(1)	103,013	2,016,994
Envestnet, Inc.(1)	57,057	3,708,705
SPS Commerce, Inc.(1)	25,295	3,442,144
		$ 12,810,981
Trading Companies & Distributors — 2.6%
Core & Main, Inc., Class A(1)	137,870	$ 3,042,791
Herc Holdings, Inc.	11,662	1,811,342
		$ 4,854,133
Total Common Stocks (identified cost $139,024,770)		$185,843,942

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(2)	4,504,737	$ 4,504,737
Total Short-Term Investments (identified cost $4,504,737)		$ 4,504,737
Total Investments — 100.3% (identified cost $143,529,507)		$190,348,679
Other Assets, Less Liabilities — (0.3)%		$ (479,306)
Net Assets — 100.0%		$189,869,373
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt

Tax-Managed Small-Cap Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $4,504,737, which represents 2.4% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,430,229	$13,901,348	$(14,826,840)	$ —	$ —	$4,504,737	$40,419	4,504,737
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$185,843,942*	$ —	$ —	$185,843,942
Short-Term Investments	4,504,737	—	—	4,504,737
Total Investments	$190,348,679	$ —	$ —	$190,348,679
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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